Relationships with Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2015
Balances with Related Parties	The Company had the following balances with related parties as of December 31, 2015 and 2014:

(in thousands)	2015	2014
Accounts receivable	$19	$19
Account payable	3,278	4,329

Revenues and Expenses Derived from Affiliated Companies

The table below details revenues and expenses derived from affiliated companies for the years ended December 31, 2015, 2014 and 2013:

(in thousands)	2015	2014	2013
Total revenues:
CUP Data	$116	232	229
TSYS de México	85	78	68

Total revenues	$201	310	297

Total operating expenses:
Merchants Limited	$4,202	9,842	5,739
TSYS de México	148	148	148

Total operating expenses	$4,350	9,990	5,887

Nonoperating expenses paid to Merchants Limited	$42	—	—